Deconsolidation of Osisko Development and discontinued operations - Disclosure of estimated useful life of property and equipment in discontinued operations (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	Lease term
Right-of-use assets [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	Shorter of useful life and lease term
Osisko Development, discontinued operations [Member] | Leasehold improvements [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	Lease term
Osisko Development, discontinued operations [Member] | Furniture and office equipment [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	2-7 years
Osisko Development, discontinued operations [Member] | Exploration equipment and facilities [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	2-20 years
Osisko Development, discontinued operations [Member] | Mining plant and equipment (development) [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	3-20 years
Osisko Development, discontinued operations [Member] | Right-of-use assets [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	Shorter of useful life and lease term